UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200


Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:        $377,376
                                              (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                               Contrarian Capital Management, L.L.C.
                                                           March 31, 2011

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
--------------                --------------    ---------  --------  --------------------  ----------  -------- -------------------
                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                --------------    ---------  --------  --------   ---  ----  ----------  -------- ------ ------  ----
ABITIBIBOWATER INC            COM NEW           003687209   41,092   1,529,299   SH          SOLE        NONE   1,529,299
ALERE INC                     COM               01449J105    2,084      53,255   SH          SOLE        NONE      53,255
ANNALY CAP MGMT INC           COM               035710409    2,479     142,050   SH          SOLE        NONE     142,050
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261    2,721      92,650   SH          SOLE        NONE      92,650
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   18,037     939,448   SH          SOLE        NONE     939,448
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   75,691   1,494,986   SH          SOLE        NONE   1,494,986
CHEMTURA CORP                 COM NEW           163893209    3,150     183,125   SH          SOLE        NONE     183,125
CITIGROUP INC                 COM               172967101   24,169   5,468,000   SH          SOLE        NONE   5,468,000
CLEAR CHANNEL OUTDOOR HLDGS   CL A              18451C109   11,923     819,450   SH          SOLE        NONE     819,450
CREDIT SUISSE NASSAU BRH      VIX SHT TRM FT    22542D761      630      17,350   SH          SOLE        NONE      17,350
CVR ENERGY INC                COM               12662P108    4,494     194,035   SH          SOLE        NONE     194,035
DANA HLDG CORP                COM               235825205      300      17,247   SH          SOLE        NONE      17,247
DELTA AIR LINES INC DEL       COM NEW           247361702   14,859   1,513,841   SH          SOLE        NONE   1,513,841
EASTMAN KODAK CO              COM               277461109      664     205,710   SH          SOLE        NONE     205,710
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102    2,458     234,800   SH          SOLE        NONE     234,800
GOODYEAR TIRE & RUBR CO       COM               382550101      996      66,475   SH          SOLE        NONE      66,475
HOVNANIAN ENTERPRISES INC     CL A              442487203    6,329   1,792,802   SH          SOLE        NONE   1,792,802
ISHARES INC                   MSCI JAPAN        464286848   27,639   2,679,500   SH          SOLE        NONE   2,679,500
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   44,052   1,113,821   SH          SOLE        NONE   1,113,821
MARATHON OIL CORP             COM               565849106    1,066      20,000   SH          SOLE        NONE      20,000
NORTH AMERN ENERGY PARTNERS   COM               656844107      903      73,199   SH          SOLE        NONE      73,199
PAMPA ENERGIA S A             SPONS ADR LVL I   697660207    2,860     201,827   SH          SOLE        NONE     201,827
PARKER DRILLING CO            COM               701081101      634      91,800   SH          SOLE        NONE      91,800
SLM CORP                      COM               78442P403    1,517      71,144   SH          SOLE        NONE      71,144
SMURFIT-STONE CONTAINER CORP  COM               83272A104   48,286   1,249,304   SH          SOLE        NONE   1,249,304
SPANSION INC                  COM CL A NEW      84649R200    8,983     481,136   SH          SOLE        NONE     481,136
SUNOCO INC                    COM               86764P109   15,338     336,426   SH          SOLE        NONE     336,426
TEMPLE INLAND INC             COM               879868107    2,545     108,782   SH          SOLE        NONE     108,782
TIME WARNER CABLE INC         COM               88732J207    9,598     134,541   SH          SOLE        NONE     134,541
TOWN SPORTS INTL HLDGS INC    COM               89214A102      727     143,762   SH          SOLE        NONE     143,762
VERSO PAPER CORP              COM               92531l108    1,153     215,427   SH          SOLE        NONE     215,427







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